Financial Risk Factors and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Factors and Risk Management
Schedule of derivative instruments that are subject to such netting arrangements

€ millions	2023			2022
		Nettable Amounts
		in Case of			Nettable Amounts in
	Carrying Amounts	Insolvency	Net Amount	Carrying Amounts	Case of Insolvency	Net Amount
Financial assets	90	55	35	68	33	35
Financial liabilities	-623	-55	-568	-849	-33	-816

Schedule of Contractual Maturities of Non-Derivative Financial Liabilities

€ millions	Carrying	Contractual Cash Flows
	Amount
	12/31/2023	2024	2025	2026	2027	2028	Thereafter
Non-derivative financial liabilities
Trade payables	-1,022	-1,022	0	0	0	0	0
Bonds	-6,780	-941	-952	-1,161	-1,045	-1,033	-2,604
Private placements	-388	-305	-3	-3	-94	0	0
Loans	0	0	0	0	0	0	0
Commercial paper	0	0	0	0	0	0	0
Lease liabilities	-1,621	-350	-260	-204	-159	-127	-804
Other financial liabilities[1]	-263	-34	-30	0	0	0	0
Total of non-derivative financial liabilities	-10,075	-2,652	-1,245	-1,368	-1,298	-1,160	-3,408

Financial guarantees	0	-19	-19	-19	-19	-19	-309

€ millions	Carrying	Contractual Cash Flows
	Amount
	12/31/2022	2023	2024	2025	2026	2027	Thereafter
Non-derivative financial liabilities
Trade payables	-1,496	-1,496	0	0	0	0	0
Bonds	-8,155	-1,690	-941	-962	-1,162	-1,045	-3,636
Private placements	-405	-14	-316	-3	-3	-97	0
Loans	-1,456	-1,479	0	0	0	0	0
Commercial paper	-928	-932	0	0	0	0	0
Lease liabilities	-2,140	-398	-317	-257	-228	-188	-1,071
Other financial liabilities[1]	-422	-307	-31	0	0	0	0
Total of non-derivative financial liabilities	-15,002	-6,316	-1,605	-1,222	-1,393	-1,330	-4,707

Financial guarantees	0	0	0	0	0	0	0

[1] The carrying amount of Other financial liabilities includes accrued interest for our non - derivative financial debt as well as for derivatives, while the cash outflow of this accrued interest is presented together with the underlying liability in the maturity analysis.

Schedule of Contractual Maturities of Derivative Financial Liabilities and Financial Assets

€ millions	Carrying	Contractual Cash Flows		Carrying	Contractual Cash Flows
	Amount			Amount
	12/31/2023	2024	Thereafter	12/31/2022	2023	Thereafter
Derivative financial liabilities and assets
Derivative financial liabilities
Currency derivatives not designated as hedging instruments	-66			-88
Cash outflows		-2,048	0		-3,185	-13
Cash inflows		2,017	0		3,113	0
Currency derivatives designated as hedging instruments	-20			-9
Cash outflows		-958			-309
Cash inflows		948			302
Interest rate derivatives designated as hedging instruments	-537			-753
Cash outflows		-242	-848		-102	-1,201
Cash inflows		63	301		63	364
Total of derivative financial liabilities	-623	-220	-547	-849	-118	-850
Derivative financial assets
Currency derivatives not designated as hedging instruments	52			30
Cash outflows		-2,992			-1,713
Cash inflows		3,042			1,740
Currency derivatives designated as hedging instruments	33			33
Cash outflows		-1,418			-1,039
Cash inflows		1,441			1,069
Total of derivative financial assets	85	73	0	63	57	0
Total of derivative financial liabilities and assets	-538	-147	-547	-787	-61	-850

Cash, Time Deposits And Debt Securities
Financial Risk Factors and Risk Management
Schedule of Credit Risk Exposure

€ millions, unless otherwise stated	2023
	Equivalent to External	Weighted Average Loss	Gross Carrying Amount	Gross Carrying Amount	ECL Allowance
	Rating	Rate	Not Credit-Impaired	Credit-Impaired
Risk class 1 - low risk	AAA to BBB-	-0.1%	8,664	0	-7
Risk class 2 - high risk	BB+ to D	0.0%	66	0	0
Risk class 3 - unrated	NA	-3.9%	77	0	-3
Total		-0.1%	8,807	0	-10

€ millions, unless otherwise stated	2022
	Equivalent to External	Weighted Average Loss	Gross Carrying Amount	Gross Carrying Amount	ECL Allowance
	Rating	Rate	Not Credit-Impaired	Credit-Impaired
Risk class 1 - low risk	AAA to BBB–	-0.0%	6,554	0	-3
Risk class 2 - high risk	BB+ to D	0.0%	33	0	0
Risk class 3 - unrated	NA	-6.5%	46	0	-3
Total		-0.1%	6,633	0	-6

Trade receivables and contract assets
Financial Risk Factors and Risk Management
Schedule of Credit Risk Exposure

€ millions, unless otherwise stated	2023
	Weighted Average Loss Rate	Gross Carrying Amount	Gross Carrying Amount	ECL Allowance
		Not Credit-Impaired	Credit-Impaired
AR not due and due	-0.3%	4,036	2	-13
AR overdue 1 to 30 days	-0.6%	770	51	-5
AR overdue 30 to 90 days	-1.5%	564	32	-9
AR overdue more than 90 days	-27.3%	432	213	-176
Total	-3.3%	5,802	298	-203

€ millions, unless otherwise stated	2022
	Weighted Average Loss Rate	Gross Carrying Amount	Gross Carrying Amount	ECL Allowance
		Not Credit-Impaired	Credit-Impaired
AR not due and due	-1.0%	3,146	10	-31
AR overdue 1 to 30 days	-1.0%	1,420	80	-15
AR overdue 30 to 90 days	-2.3%	582	64	-15
AR overdue more than 90 days	-27.2%	499	236	-200
Total	-4.3%	5,647	390	-261

Schedule of Movement in ECL Allowance for Trade Receivables and Contract Assets

€ millions	2023	2022
	ECL Allowance	ECL Allowance
Balance as at 1/1	-261	-175
Net credit losses recognized	-32	-187
Amounts written off	90	101
Balance as at 12/31	-203	-261

Foreign Currency
Financial Risk Factors and Risk Management
Schedule of Designated Hedged Items

€ millions	Forecasted License Payments	Net Investment	Forecasted License Payments	Net Investment
	2023		2022
Change in value used for calculating hedge ineffectiveness	19	-15	32	0
Cash flow hedge	19	0	32	0
Cost of hedging	-7	0	-9	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0	-15	0	0

Schedule of Designated Hedged Instruments

€ millions	Forecasted License Payments in EUR	Net Investment in USD	Forecasted License Payments in EUR	Net Investment in USD
	2023		2022
Nominal amount	2,390	0	1,371	0
Carrying amount
Other financial assets	33	0	-9	0
Other financial liabilities	-20	0	-9	0
Change in value recognized in OCI	19	15	32	0
Hedge ineffectiveness recognized in Finance income, net	0	-106	0	0
Cost of hedging recognized in OCI	-7	0	-9	0
Amount reclassified from cash flow hedge in OCI to Other non-operating income, net	62	0	-42	0
Amount reclassified from cost of hedging in OCI to Finance income, net	-9	0	-7	0

Schedule of Details on Hedging Instruments

	Maturity
	2023		2022
	1–6 Months	7–12 Months	1–6 Months	7–12 Months
Forward exchange contracts
Net exposure in € millions	1,364	1,025	822	550
Average EUR:GBP forward rate	0.88	0.88	0.86	0.88
Average EUR:JPY forward rate	148.12	152.10	136.83	138.23
Average EUR:CHF forward rate	0.96	0.94	1.00	0.97
Average EUR:AUD forward rate	1.64	1.67	1.53	1.54
Average EUR:USD forward rate	1.10	1.09	1.05	1.03

Schedule of Risk Exposure

€ billions	2023	2022
Year-end exposure toward all our major currencies	4.2	1.7
Average exposure	3.3	1.6
Highest exposure	4.2	1.7
Lowest exposure	2.5	1.3

Schedule of Sensitivity Analysis

€ millions	Effects on Other Non-Operating Expense, Net			Effects on Other Comprehensive Income
	2023	2022	2021	2023	2022	2021
Derivatives held within a designated cash flow hedge relationship
All major currencies –10% (2022: all major currencies –10%; 2021: all major currencies –10%) against the euro				238	135	106
All major currencies +10% (2022: all major currencies +10%; 2021: all major currencies +10%) against the euro				-238	-135	-106
Thereof: USD –10% (2022: –10%; 2021: –10%) against the euro				131	29	36
Thereof: USD +10% (2022: +10%; 2021: +10%) against the euro				-131	-29	-36
Embedded derivatives
All currencies –10% against the respective functional currency	-63	-38	-49
All currencies +10% against the respective functional currency	64	31	40
Thereof: EUR –10% (2022: –10%; 2021: –10%) against the respective functional currency	-48	-20	-32
Thereof: EUR +10% (2022: +10%; 2021: +10%) against the respective functional currency	48	20	32
Unhedged monetary assets and liabilities
All currencies –10% against the respective functional currency	-112	-63	-15
All currencies +10% against the respective functional currency	112	63	15
Thereof: USD –10% (2022: –10%; 2021: –10%) against the respective functional currency	-46	-44	-2
Thereof: USD +10% (2022: +10%; 2021: +10%) against the respective functional currency	46	44	2

Interest Rate Risk
Financial Risk Factors and Risk Management
Schedule of Designated Hedged Items

€ millions	2023			2022
	Fixed-Rate	Fixed-Rate	Fixed-Rate	Fixed-Rate
	Borrowing in EUR	Borrowing in USD	Borrowing in EUR	Borrowing in USD
Notional amount	4,550	90	4,550	94
Carrying amount	3,964	89	3,732	95
Accumulated fair value adjustments in Other financial liabilities	556	-6	782	-9
Change in fair value used for measuring ineffectiveness for the reporting period	226	1	-723	-11
Accumulated amount of fair value hedge adjustments for hedged items ceased to be adjusted for hedging gains/losses	0	-7	0	-11

Schedule of Designated Hedged Instruments

€ millions	2023			2022
	Interest Rate	Interest Rate	Interest Rate	Interest Rate
	Swaps for	Swaps for	Swaps for	Swaps for
	EUR Borrowing	USD Borrowing	EUR Borrowing	USD Borrowing
Notional amount	4,550	90	4,550	94
Carrying amount
Other financial assets	0	0	0	0
Other financial liabilities	-535	-1	-749	-3
Change in fair value used for measuring ineffectiveness for the reporting period	-214	-2	700	10

Schedule of Details on Hedging Instruments

€ millions						2023
						Maturity
	2024	2027	2028	2029	2030	2031
EUR interest rate swaps
Nominal amounts		1,000	1,000	800	500	1,250
Average variable interest rate		5.941%	5.365%	4.705%	5.340%	5.503%
USD interest rate swaps
Nominal amounts	90
Average variable interest rate	6.150%

€ millions						2022
						Maturity
	2024	2027	2028	2029	2030	2031
EUR interest rate swaps
Nominal amounts		1,000	1,000	800	500	1,250
Average variable interest rate		3.949%	3.373%	2.713%	3.348%	3.511%
USD interest rate swaps
Nominal amounts	94
Average variable interest rate	5.150%

Schedule of Risk Exposure

€ billions	2023				2022
	Year-End	Average	High	Low	Year-End	Average	High	Low
Fair value interest rate risk
From investments	0.00	0.00	0.00	0.00	0.03	0.04	0.04	0.03
Cash flow interest rate risk
From investments (including interest - bearing cash)	3.26	4.70	7.45	3.26	6.19	5.83	7.21	4.87
From financing	0	1.10	1.73	0	1.45	1.71	1.76	1.45
From interest rate swaps	4.64	4.64	4.64	4.64	4.64	4.84	4.88	4.64

Schedule of Sensitivity Analysis

€ millions	Effects on Financial Income, Net
	2023	2022	2021
Derivatives held within a designated fair value hedge relationship
Interest rates +100bps for U.S. dollar area/+100bps for euro area (2022: +75/+125bps for U.S. dollar/euro area; 2021: +75/+20bps for U.S. dollar/euro area)	-46	-58	-11
Interest rates –100bps for U.S. dollar area/–100bps for euro area (2022: –25/–10bps for U.S. dollar/euro area; 2021: –25/–20bps for U.S. dollar/euro area)	46	5	10
Variable-rate financing
Interest rates +100bps for U.S. dollar area/+100bps for euro area (2022: +75/+125bps for U.S. dollar/euro area; 2021: +75/+20bps for U.S. dollar/euro area)	0	-14	-4
Interest rates –100bps for U.S. dollar area/–100bps for euro area (2022: –25/–10bps for U.S. dollar/euro area; 2021: –25/–20bps for U.S. dollar/euro area)	0	1	3
Variable-rate investments
Interest rates +100bps for U.S. dollar area/+100bps for euro area (2022: +75/+125bps for U.S. dollar/euro area; 2021: +75/+20bps for U.S. dollar/euro area)	32	26	24
Interest rates –100bps for U.S. dollar area/–100bps for euro area (2022: –25/–10bps for U.S. dollar/euro area; 2021: –25/–20bps for U.S. dollar/euro area)	-32	-5	-9

Equity Price Risk
Financial Risk Factors and Risk Management
Schedule of Sensitivity Analysis

€ millions	2023	2022[1]	2021[1]
Investments in equity securities
Increase in equity prices and respective unobservable inputs of 22% - increase of financial income, net	1,093	503	515
Decrease in equity prices and respective unobservable inputs of 22% - decrease of financial income, net	-1,093	-503	-515

[1] For 2022 and 2021, a +/-10% increase and decrease was assumed.

Most of our equity securities are within the venture-capital-related investment activities. For purposes of our equity price sensitivity disclosure, we benchmarked the historical average of public market returns of the NASDAQ and S&P 500 to the average annual venture capital benchmark returns over a 12-year period, which is the assumed average holding period of venture capital funds. Overall, our analysis indicated a blended return range of +/- 22% in 2023.